Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 3,030	$ 2,673	$ 2,015
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	517	506	471
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	1,305	1,310	320
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,208	$ 857	$ 1,224